LICENSES (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Licenses [Abstract]
Balance, beginning of year	$ 1,840,836	$ 4,382,598
Amortization	(596,882)	(1,819,596)	$ (603,718)
Write-offs	(330,276)	(717,125)
Currency translation adjustment	1,082	(5,041)
Balance, end of year	$ 914,760	$ 1,840,836	$ 4,382,598